CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Feb. 28, 2026	Feb. 28, 2025
Statement of Financial Position [Abstract]
Temporary equity, shares issued	313,300	313,300
Temporary equity, shares outstanding	313,300	313,300
Common stock, shares authorize	125,320,000	125,320,000
Common stock, shares issued	58,054,490	58,054,490
Common stock, shares outstanding	55,828,614	55,403,490
Treasury shares	1,912,576	2,337,700